MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2024
MARKETABLE SECURITIES
MARKETABLE SECURITIES

9. MARKETABLE SECURITIES

As at December 31, 2024, the Company holds 89,240 common shares (2023 – 89,240; 2022 – 89,240) and nil warrants (2023 – nil; 2022 – 50,000) in URZ3 Energy Corp. (“URZ”) (formerly Nevada Exploration Inc. (“NGE”)). A continuity of the marketable securities is as follows:

	December 31,	December 31,	December 31,
	2024	2023	2022
Opening balance	$7,422	$16,473	$196,847
Foreign exchange movements	—	—	(5,740)
Unrealized fair value gain (loss) on marketable securities	4,982	(9,051)	(174,634)
Ending balance	$12,404	$7,422	$16,473

On January 7, 2023, the warrants in URZ (formerly NGE) expired unexercised in accordance with the terms of the warrant certificate.